Intangible and Tangible Assets	12 Months Ended
Dec. 31, 2017
Intangible And Tangible Assets
Intangible and Tangible Assets

1. Intangible and tangible assets

Changes in non-current assets in the 2017 financial year, as well as accumulated depreciation, amortization and impairment losses, are presented in the statement of changes in non-current assets. Tangible assets consist mainly of office and business equipment and laboratory and production facilities.

The additions to intangible assets and to tangible assets in the reporting period arise mainly from the purchase of software (EUR 15 thousand; previous year: EUR 25), right-of-use assets connected with the prototype of the PDT lamp (EUR 99 thousand; previous year: EUR 36 thousand), as well as further laboratory devices (EUR 194 thousand; previous year: EUR 290 thousand) and other fixtures and equipment (EUR 83 thousand; previous year: EUR 117 thousand). The asset disposals with costs totaling EUR 16 thousand (previous year EUR 66 thousand) resulted primarily from sales of the rental lamps in an amount of EUR 16 thousand (previous year EUR 52 thousand).

The right-of-use assets reported with a net carrying amount totaling EUR 0.6 million relate mainly to rights totaling EUR 0.5 million to use technology developed by the company ASAT Applied Science and Technology AG, Zug, Switzerland, in terms of the active ingredient ALA (aminolevulinic acid), including all related patents and know how. The right-of-use assets that are acquired are amortised over their estimated remaining useful life, from their date of acquisition, due to their direct usability. This useful life is derived from the term of the patents issued and acquired by Biofrontera AG and is reviewed annually pursuant to IAS 38.104. The remaining amortization period amounts to 1 year (previous year: 2 years). No indications of impairment exist.

Consolidated statement of changes in non-current assets in 2017

(in EUR thousands)

	Cost					Accumulated depreciation and amortisation					Carrying amounts
	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	31 Dec. 17	31 Dec. 16
I. Tangible assets
Operating and business equipment	3,834	(7)	278	16	4,089	3,189	(2)	167	11	3,343	746	645
II. Intangible assets
1. Software and licences	444	(1)	15	-	458	304	-	124	-	428	30	140
2. Right-of-use assets	6,089	-	99	-	6,188	4,977	-	593	-	5,570	618	1,112
Total Intangible assets	6,533	(1)	114	-	6,646	5,281	-	717	-	5,998	648	1,252
Total non-current assets	10,367	(8)	392	16	10,735	8,470	(2)	884	11	9,341	1,394	1,897

Consolidated statement of changes in non-current assets in 2016

(in EUR thousands)

	Cost					Accumulated depreciation and amortisation					Carrying amounts
	1 Jan. 16	Currency translation	Additions	Disposals	31 Dec. 16	1 Jan. 16	Currency translation	Additions	Disposals	31 Dec. 16	31 Dec. 16	31 Dec. 15
I. Tangible assets
Operating and business equipment	3,477	2	420	65	3,834	3,104	-	120	35	3,189	645	373
II. Intangible assets
1. Software and licences	419	-	25	-	444	295	-	9	-	304	140	124
2. Right-of-use assets	6,053	-	36	-	6,089	4,275	-	702	-	4,977	1,112	1,778
Total Intangible assets	6,472	-	61	-	6,533	4,570	-	711	-	5,281	1,252	1,902
Total non-current assets	9,949	2	481	65	10,367	7,674	-	831	35	8,470	1,897	2,275